Notes Payable and Trade Payable	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Notes And Trade Payables	NOTES AND TRADE PAYABLES

	As of December 31,
	2022	2021
Notes payables	$824	$366
Trade payables	38,055	52,892
	$38,879	$53,258
The average term of payment is two to four months. The Company had financial risk management policies in place to ensure that all payables are paid within the pre-agreed terms.